UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NTC
Nuveen Connecticut Quality Municipal Income Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.5% (100.0% of Total Investments)
	Education and Civic Organizations – 24.2% (16.2% of Total Investments)
$ 840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – AGC Insured	11/17 at 100.00	AA	$842,806
4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46	7/26 at 100.00	A2	4,351,617
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,279,605
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2013N, 5.000%, 11/01/31	11/23 at 100.00	A+	6,270,637
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/29	11/26 at 100.00	A+	3,690,461
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A-	872,016
4,000	5.000%, 7/01/40	7/20 at 100.00	A-	4,360,080
5,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	6,185,968
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	455,136
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,620,260
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,184,141
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	7,962,811
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A-	578,335
1,500	5.000%, 7/01/36	7/26 at 100.00	A-	1,726,200
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	A	281,047
3,260	5.625%, 7/01/41	7/21 at 100.00	A	3,663,751
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,690,095
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA	1,115,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I:
$ 560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	$631,742
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	254,228
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	AA-	559,182
44,560	Total Education and Civic Organizations			49,575,418
	Health Care – 35.3% (23.6% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	6,005,560
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	4,855,712
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
460	5.500%, 7/01/21 – AGC Insured	11/17 at 100.00	AA	461,684
3,000	5.500%, 7/01/32 – AGC Insured	11/17 at 100.00	AA	3,005,940
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	AA-	1,079,518
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,580,116
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	556,775
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A-	2,158,040
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A3	1,224,141
400	5.000%, 7/01/26	7/21 at 100.00	A3	441,572
500	5.000%, 7/01/27	7/21 at 100.00	A3	549,255
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,129,633
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	A	1,375,241
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	A	1,091,680
7,000	5.000%, 7/01/42	7/22 at 100.00	A	7,602,280
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	A	4,062,400
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA-	3,044,108
750	5.000%, 12/01/45	6/26 at 100.00	AA-	857,205
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,276,873

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	$4,376,320
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA-	3,026,347
2,740	5.000%, 7/01/33	7/24 at 100.00	AA-	3,167,741
900	5.000%, 7/01/34	7/24 at 100.00	AA-	1,037,448
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	AA	8,437,705
66,260	Total Health Care			72,403,294
	Long-Term Care – 1.6% (1.0% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB-	1,152,316
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	BB	640,042
1,285	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	A+	1,402,706
3,015	Total Long-Term Care			3,195,064
	Tax Obligation/General – 31.0% (20.7% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,657,518
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,799,472
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	3,161,788
	City of New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	A-	1,135,510
1,425	5.000%, 8/01/36	8/27 at 100.00	A-	1,615,523
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	A+	5,738,724
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A+	2,537,686
2,740	Connecticut State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 5/15/27	5/26 at 100.00	A+	3,247,914
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A+	1,118,260
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A+	2,896,894
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A+	3,907,155
4,580	Connecticut State, General Obligation Bonds, Series 2015A, 4.500%, 3/15/33	3/25 at 100.00	A+	5,001,635
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A+	2,973,189
3,730	Connecticut State, General Obligation Bonds, Series 2017A, 5.000%, 4/15/35	4/27 at 100.00	A+	4,255,594
100	Greenwich, Connecticut, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/33	7/24 at 100.00	Aaa	109,614
1,225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	1,397,566
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	931,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A:
$ 1,000	5.000%, 8/15/32 – AGM Insured	8/26 at 100.00	AA	$1,159,440
1,550	5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,774,827
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,112,449
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	904,052
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,846,460
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	565,720
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,095,471
1,670	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,898,857
2,500	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2014, 3.000%, 8/15/22	8/21 at 100.00	AAA	2,682,150
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	687,624
	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005:
820	5.000%, 6/15/19	No Opt. Call	AA+	880,180
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,604,554
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	519,604
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	453,242
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	706,563
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	513,392
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	511,350
56,205	Total Tax Obligation/General			63,401,338
	Tax Obligation/Limited – 24.6% (16.4% of Total Investments)
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2012A, 5.000%, 1/01/33	1/23 at 100.00	AA	2,790,325
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	4,360,815
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	1,577,354
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	AA	6,126,111
1,700	5.000%, 9/01/34	9/26 at 100.00	AA	1,956,309
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
3,835	5.000%, 9/01/33	9/24 at 100.00	AA	4,378,419
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,137,610
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	1,618,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
$ 840	5.250%, 1/01/36	1/22 at 100.00	A	$894,415
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,355,392
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	3,330,000
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/17 at 100.00	AA	1,520,085
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA-	2,834,468
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA-	2,540,366
2,500	5.000%, 8/15/32	8/23 at 100.00	AA-	2,916,050
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA-	888,904
	University of Connecticut, General Obligation Bonds, Series 2015A:
1,500	5.000%, 2/15/29	2/25 at 100.00	AA-	1,744,905
1,415	5.000%, 2/15/34	2/25 at 100.00	AA-	1,613,949
2,500	University of Connecticut, General Obligation Bonds, Series 2016A, 5.000%, 3/15/32	3/26 at 100.00	AA-	2,898,650
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,887,537
44,965	Total Tax Obligation/Limited			50,369,774
	Transportation – 0.2% (0.2% of Total Investments)
450	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB	465,678
	U.S. Guaranteed – 6.6% (4.4% of Total Investments) (4)
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	AA (4)	4,607,571
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA (4)	803,109
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	1,397,344
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	AA (4)	939,295
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC Insured (ETM)	10/17 at 100.00	A- (4)	40,284
2,220	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36 (Pre-refunded 8/02/21)	8/21 at 100.00	N/R (4)	2,557,973
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,153,794
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,076,227
12,020	Total U.S. Guaranteed			13,575,597

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 4.1% (2.8% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
$ 1,295	14.808%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	$1,963,349
410	14.679%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	623,901
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	746,386
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	568,415
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,174,411
1,380	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/18 at 100.00	A-	1,384,554
7,070	Total Utilities			8,461,016
	Water and Sewer – 21.9% (14.7% of Total Investments)
	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2017A:
1,500	5.000%, 5/01/36	5/27 at 100.00	AAA	1,805,910
1,500	5.000%, 5/01/37	5/27 at 100.00	AAA	1,801,650
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	584,175
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,164,240
500	5.000%, 8/15/32	8/24 at 100.00	AA	578,310
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/17 at 100.00	AA	55,179
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	2,187,555
3,045	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	3,395,967
1,125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,214,044
6,815	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	AA	7,678,460
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,613,074
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,797,775
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	AA-	897,865
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B:
1,470	4.000%, 8/01/36	8/26 at 100.00	AA-	1,589,011
3,330	5.000%, 8/01/37	8/26 at 100.00	AA-	3,907,322
4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	AA-	5,475,925
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/33	8/22 at 100.00	AA-	4,571,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	$ 584,075
39,655	Total Water and Sewer			44,902,177
$ 274,200	Total Long-Term Investments (cost $292,927,735)			306,349,356
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (54.7)% (6)			(111,984,726)
	Other Assets Less Liabilities – 5.2%			10,546,192
	Net Asset Applicable to Common Shares – 100%			$ 204,910,822
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$306,349,356	$ —	$306,349,356
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $292,916,590.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$14,322,688
Depreciation	(889,922)
Net unrealized appreciation (depreciation) of investments	$13,432,766

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.6%.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Connecticut Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2017